Subsequent Events (Details) - Apr. 11, 2025 - Subsequent Event [Member]	USD ($) Installment	EUR (€) Installment	EUR (€)
Newbuilding Yacht [Member]
Subsequent Events [Abstract]
Consideration | $	$ 27,000,000
Senior Secured Loan [Member]
Subsequent Events [Abstract]
Face amount	15,774,000		€ 14,340,000
Balance outstanding	$ 13,408,000		12,189,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	tops:EuriborMember	tops:EuriborMember
Basis spread on variable rate	2.30%	2.30%
Number of payment installments | Installment	20	20
Frequency of periodic payment	quarterly	quarterly
Installment payment	$ 394,400	€ 358,500
Balloon payment	$ 7,887,000		€ 7,170,000